Leases - Schedule of Lease Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease cost	$ 245,886	$ 226,489
Weighted Average Remaining Lease Term (Months)
Operating leases	12 years	17 years
Weighted Average Discount Rate
Operating leases	4.43%	4.75%
Operating leases Right-of-use assets	$ 140,556	$ 341,895
Operating Lease liabilities	$ 132,250	$ 333,258